Provisions - additional information (Detail) $ in Millions	3 Months Ended
Jun. 30, 2023 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	$ 3,673
Increase in provisions recognized in the income statement	68
Release of provisions recognized in the income statement	(4)
Provisions used in conformity with designated purpose	(116)
Foreign currency translation / unwind of discount	21
Balance at the end of period	3,641
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	3,306
Increase in provisions recognized in the income statement	56
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(83)
Foreign currency translation / unwind of discount	10
Balance at the end of period	3,289
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	366
Increase in provisions recognized in the income statement	12
Release of provisions recognized in the income statement	(3)
Provisions used in conformity with designated purpose	(33)
Foreign currency translation / unwind of discount	11
Balance at the end of period	$ 353